SCHEDULE OF MATURITIES OF LEASE OBLIGATIONS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Operating Leases
Year one	$ 114,117	$ 163,885
Year two	86,720	118,279
Year three	82,664	87,001
Year four	46,528	82,482
Year five		46,426
Thereafter	6,308	6,294
Total lease payment	457,629	504,367
Less: Imputed interest	(25,905)	(29,570)
Operating lease obligations	431,724	474,797
Remaining of fiscal year	121,292
Total lease payment	$ 457,629	$ 504,367